OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Payments to be Received by Maturity
The minimum contractual future revenues to be received on time charters in respect of our Vessels as of December 31, 2024, were as follows:

(in thousands of $)
2025	302,336
2026	207,002
2027	139,534
2028	46,514
2029 and thereafter	326,947
Total minimum contractual future revenues	1,022,332

Operating Lease Income
The components of operating lease income were as follows:

	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022
	Successor (Consolidated)	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)
(in thousands of $)	January 1, 2024 to December 31, 2024	January 1, 2023 to December 31, 2023	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022
Operating lease income	307,783	337,418	176,028	37,506
Variable lease income / (expense) (1)	5,837	9,663	7,539	(217)
Total operating lease income	313,620	347,081	183,567	37,289
(1) “Variable lease income / (expense)” is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.
Operating Lease Costs
The components of operating lease cost were as follows:

	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022
	Successor (Consolidated)	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)
(in thousands of $)	January 1, 2024 to December 31, 2024	January 1, 2023 to December 31, 2023	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022
Total Operating lease cost (1)	1,383	1,412	830	292

(1) “Operating lease cost” includes short-term lease cost. No external vessel was sub-chartered during the years ended December 31, 2024, 2023 and 2022.

Schedule of Maturity of Operating Lease Liabilities	The maturity of our lease liabilities as of December 31, 2024 is as follows:

(in thousands of $)
2025	866
2026	641
2027	612
2028	585
2029 and thereafter	508
Total minimum lease payments	3,212